Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal Year(1)	Summary Compensation Table Total for CEO ($)(2)	Compensation Actually Paid to CEO ($)(3)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(4)	Average Compensation Actually Paid for Non-CEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based on:		GAAP Net (Loss) Income ($)(8)	Adjusted EBITDA ($)(9)
					Company Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)
2023	7,555,625	7,471,120	2,174,613	2,015,800	90.60	125.44	(22,573,000)	293,857,000
2022	4,619,679	4,505,434	6,866,764	8,171,106	80.55	101.87	(14,330,000)	204,994,000
2021	4,083,541	3,185,883	1,049,196	854,711	89.29	107.72	45,728,000	83,089,000
2020	3,441,257	3,301,633	1,011,132	993,030	97.00	105.62	36,951,000	56,313,000

(1)
Year-ended December 31.

(2)
Amounts in this column reflect the total compensation as reported in the Summary Compensation Table (“SCT”) for Charles L. Prow, President and Chief Executive Officer.

(3)
Amounts in this column reflect the SCT total for Charles L. Prow, President and Chief Executive Officer minus the value of Stock Awards and Option Awards granted in the year (as reported in the SCT), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For a reconciliation, see the table below.
(4)
Amounts in this column reflect the average total compensation as reported in the SCT for the following Non-CEO NEOs:

for fiscal year 2023, Shawn M. Mural, SVP and Chief Financial Officer, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP and Chief Growth and Client Service Officer, Kenneth W. Shreves, SVP, Global Mission Solutions and William W. Beard, SVP, Aerospace Solutions.

for fiscal year 2022, Susan D. Lynch, (Former) SVP and Chief Financial Officer, John “Ed” Boyington, Jr. (Former) President, Vertex Aerospace LLC, William W. Beard, SVP, Aerospace Solutions and Richard Mendoza, (Former) SVP and Chief People Officer;

for fiscal year 2021, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP, Growth and Enterprise Operations, David A. Hathaway, (Former) SVP, Vectrus Programs, Kevin T. Boyle, SVP, Chief Legal Officer, General Counsel and Corporate Secretary and Kenneth W. Shreves, SVP, Organic Growth and Operational Enablement; and

for fiscal year 2020, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP, Growth and Enterprise Operations, David A. Hathaway, SVP, Vectrus Programs and Kevin T. Boyle, SVP, Chief Legal Officer, General Counsel and Corporate Secretary.

Amounts also reflect the one-time grant of RSU awards to Messrs. Boyington, Beard and Mendoza who joined the Company in 2022 in connection with the Merger (the “Vertex Merger Grant”) that impacts the average SCT total for Non-CEO NEOs in 2022.
(5)
Amounts in this column reflect the average SCT total for all Non-CEO NEOs (as disclosed in footnote 4 above) minus the value of Stock Awards and Option Awards granted in the year (as reported in the SCT), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For fiscal year 2022, amounts reflect the one-time Vertex Merger Grant in 2022 that impacts the average Compensation Actually Paid for the Non-CEO NEOs for 2022. For a reconciliation of the SCT to compensation actually paid (“CAP”), see the table below.

(6)
As of year-ended December 31, assuming an initial investment of $100 on December 31, 2019.

(7)
Reflects S&P Aerospace and Defense Select Industry Index.

(8)
As of year-ended December 31.

(9)
Year-ended December 31.

The following tables provide reconciliations of the CEO’s and the average non-CEO NEOs’ compensation reported in the SCT to CAP, each as described in the table above and the accompanying footnotes.
CEO SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2023	926,919	1,303,115	40,120	7,555,625	(5,285,471)	5,200,966	7,471,120
2022	831,310	1,251,965	36,391	4,619,679	(2,500,013)	2,385,768	4,505,434
2021	764,619	1,185,106	33,844	4,083,541	(2,099,972)	1,202,314	3,185,883
2020	738,467	769,400	33,371	3,441,257	(1,900,019)	1,760,395	3,301,633

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year. We do not offer a pension plan, therefore, no adjustment for pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Amounts in this column reflect the total compensation as reported in the Summary Compensation Table (“SCT”) for Charles L. Prow, President and Chief Executive Officer.
(4)
Amounts in this column reflect the average total compensation as reported in the SCT for the following Non-CEO NEOs:

for fiscal year 2023, Shawn M. Mural, SVP and Chief Financial Officer, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP and Chief Growth and Client Service Officer, Kenneth W. Shreves, SVP, Global Mission Solutions and William W. Beard, SVP, Aerospace Solutions.

for fiscal year 2022, Susan D. Lynch, (Former) SVP and Chief Financial Officer, John “Ed” Boyington, Jr. (Former) President, Vertex Aerospace LLC, William W. Beard, SVP, Aerospace Solutions and Richard Mendoza, (Former) SVP and Chief People Officer;

for fiscal year 2021, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP, Growth and Enterprise Operations, David A. Hathaway, (Former) SVP, Vectrus Programs, Kevin T. Boyle, SVP, Chief Legal Officer, General Counsel and Corporate Secretary and Kenneth W. Shreves, SVP, Organic Growth and Operational Enablement; and

for fiscal year 2020, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP, Growth and Enterprise Operations, David A. Hathaway, SVP, Vectrus Programs and Kevin T. Boyle, SVP, Chief Legal Officer, General Counsel and Corporate Secretary.

Peer Group Issuers, Footnote	(6) As of year-ended December 31, assuming an initial investment of $100 on December 31, 2019. (7) Reflects S&P Aerospace and Defense Select Industry Index.
PEO Total Compensation Amount	$ 7,555,625	$ 4,619,679	$ 4,083,541	$ 3,441,257
PEO Actually Paid Compensation Amount	$ 7,471,120	4,505,434	3,185,883	3,301,633
Adjustment To PEO Compensation, Footnote
(3)
Amounts in this column reflect the SCT total for Charles L. Prow, President and Chief Executive Officer minus the value of Stock Awards and Option Awards granted in the year (as reported in the SCT), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For a reconciliation, see the table below.
CEO SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2023	926,919	1,303,115	40,120	7,555,625	(5,285,471)	5,200,966	7,471,120
2022	831,310	1,251,965	36,391	4,619,679	(2,500,013)	2,385,768	4,505,434
2021	764,619	1,185,106	33,844	4,083,541	(2,099,972)	1,202,314	3,185,883
2020	738,467	769,400	33,371	3,441,257	(1,900,019)	1,760,395	3,301,633

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year. We do not offer a pension plan, therefore, no adjustment for pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

Average Non-CEO NEOs SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2023	401,104	281,217	403,761	2,174,613	(1,088,531)	929,718	2,015,800
2022	286,439	410,925	15,530	6,866,764	(6,153,870)	7,458,212	8,171,106
2021	375,981	298,504	13,706	1,049,196	(361,005)	166,520	854,711
2020	397,271	235,775	15,577	1,011,132	(362,509)	344,407	993,030

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year. We do not offer a pension plan, therefore, no adjustment for pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

Non-PEO NEO Average Total Compensation Amount	$ 2,174,613	6,866,764	1,049,196	1,011,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,015,800	8,171,106	854,711	993,030
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Amounts in this column reflect the average SCT total for all Non-CEO NEOs (as disclosed in footnote 4 above) minus the value of Stock Awards and Option Awards granted in the year (as reported in the SCT), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For fiscal year 2022, amounts reflect the one-time Vertex Merger Grant in 2022 that impacts the average Compensation Actually Paid for the Non-CEO NEOs for 2022. For a reconciliation of the SCT to compensation actually paid (“CAP”), see the table below.
Average Non-CEO NEOs SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2023	401,104	281,217	403,761	2,174,613	(1,088,531)	929,718	2,015,800
2022	286,439	410,925	15,530	6,866,764	(6,153,870)	7,458,212	8,171,106
2021	375,981	298,504	13,706	1,049,196	(361,005)	166,520	854,711
2020	397,271	235,775	15,577	1,011,132	(362,509)	344,407	993,030

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year. We do not offer a pension plan, therefore, no adjustment for pension value needed.

(3)

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income/(Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP versus Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Company TSR versus Peer Group TSR
Tabular List, Table
Performance Measures to Determine CAP for 2023
The five items listed below represent the most important metrics we used to determine CAP for 2023 as further described in our “Compensation Discussion and Analysis.”
Most Important Performance Measures
Total Revenue
New Business Wins
Adjusted EBITDA
Days Sales Outstanding
Individual Strategic Achievements

Total Shareholder Return Amount	$ 90.6	80.55	89.29	97
Peer Group Total Shareholder Return Amount	125.44	101.87	107.72	105.62
Net Income (Loss)	$ (22,573,000)	$ (14,330,000)	$ 45,728,000	$ 36,951,000
Company Selected Measure Amount	293,857,000	204,994,000	83,089,000	56,313,000
PEO Name	Charles L. Prow
Additional 402(v) Disclosure
Year-ended December 31.

(2)
Amounts in this column reflect the total compensation as reported in the Summary Compensation Table (“SCT”) for Charles L. Prow, President and Chief Executive Officer.

(3)
Amounts in this column reflect the SCT total for Charles L. Prow, President and Chief Executive Officer minus the value of Stock Awards and Option Awards granted in the year (as reported in the SCT), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For a reconciliation, see the table below.
(4)
Amounts in this column reflect the average total compensation as reported in the SCT for the following Non-CEO NEOs:

for fiscal year 2023, Shawn M. Mural, SVP and Chief Financial Officer, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP and Chief Growth and Client Service Officer, Kenneth W. Shreves, SVP, Global Mission Solutions and William W. Beard, SVP, Aerospace Solutions.

for fiscal year 2022, Susan D. Lynch, (Former) SVP and Chief Financial Officer, John “Ed” Boyington, Jr. (Former) President, Vertex Aerospace LLC, William W. Beard, SVP, Aerospace Solutions and Richard Mendoza, (Former) SVP and Chief People Officer;

for fiscal year 2021, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP, Growth and Enterprise Operations, David A. Hathaway, (Former) SVP, Vectrus Programs, Kevin T. Boyle, SVP, Chief Legal Officer, General Counsel and Corporate Secretary and Kenneth W. Shreves, SVP, Organic Growth and Operational Enablement; and

for fiscal year 2020, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, SVP, Growth and Enterprise Operations, David A. Hathaway, SVP, Vectrus Programs and Kevin T. Boyle, SVP, Chief Legal Officer, General Counsel and Corporate Secretary.

Amounts also reflect the one-time grant of RSU awards to Messrs. Boyington, Beard and Mendoza who joined the Company in 2022 in connection with the Merger (the “Vertex Merger Grant”) that impacts the average SCT total for Non-CEO NEOs in 2022.
(5)
Amounts in this column reflect the average SCT total for all Non-CEO NEOs (as disclosed in footnote 4 above) minus the value of Stock Awards and Option Awards granted in the year (as reported in the SCT), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For fiscal year 2022, amounts reflect the one-time Vertex Merger Grant in 2022 that impacts the average Compensation Actually Paid for the Non-CEO NEOs for 2022. For a reconciliation of the SCT to compensation actually paid (“CAP”), see the table below.

(6)
As of year-ended December 31, assuming an initial investment of $100 on December 31, 2019.

(7)
Reflects S&P Aerospace and Defense Select Industry Index.

(8)
As of year-ended December 31.

Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	New Business Wins
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Days Sales Outstanding
Measure:: 5
Pay vs Performance Disclosure
Name	Individual Strategic Achievements
PEO [Member]
Pay vs Performance Disclosure
Salary	$ 926,919	$ 831,310	$ 764,619	$ 738,467
Non-Equity Incentive Plan Compensation	1,303,115	1,251,965	1,185,106	769,400
Other Compensation	40,120	36,391	33,844	33,371
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,285,471)	(2,500,013)	(2,099,972)	(1,900,019)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,200,966	2,385,768	1,202,314	1,760,395
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary	401,104	286,439	375,981	397,271
Non-Equity Incentive Plan Compensation	281,217	410,925	298,504	235,775
Other Compensation	403,761	15,530	13,706	15,577
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,088,531)	(6,153,870)	(361,005)	(362,509)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 929,718	$ 7,458,212	$ 166,520	$ 344,407